Submission	Jul. 22, 2026
Submission [Line Items]
Central Index Key	0002008748
Registrant Name	Lord Abbett Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES